CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Warrants	Contributed surplus	Non- controlling interests	Foreign exchange translation reserve	Accumulated deficit	Class A shares	Class B shares	Total
Balance at Dec. 31, 2024	$ 1,997,759	$ 31,072,543	$ (1,040,306)	$ 50,795	$ (172,110,884)	$ 151,701	$ 150,318,624	$ 10,440,232
Balance (in Shares) at Dec. 31, 2024	210,370					12	2,299,502
Shares for debt							$ 2,495,090	2,495,090
Shares for debt (in Shares)							399,071
Warrants issued (in Shares)	346,806
Warrants expired	$ (618,578)	618,578
Warrants expired (in Shares)	(30,770)
Share-based payments		291,272						291,272
Exercise of options		(24,704)					$ 70,591	45,887
Exercise of options (in Shares)							12,500
Comprehensive loss for the period			(163,158)	(3,492)	(8,576,723)			(8,743,373)
Balance at Mar. 31, 2025	$ 1,379,181	31,957,689	(1,203,464)	47,303	(180,687,607)	$ 151,701	$ 152,884,305	4,529,108
Balance (in Shares) at Mar. 31, 2025	526,406					12	2,711,073
Balance at Dec. 31, 2025	$ 10,009	35,405,812	(1,821,860)	91,533	(198,286,170)	$ 152,247	$ 169,551,044	5,102,615
Balance (in Shares) at Dec. 31, 2025	32					42	3,887,729
Shares issued							$ 5,395,700	$ 5,395,700
Shares issued (in Shares)							1,536,341	1,536,341
Shares for debt							$ 88,978	$ 88,978
Shares for debt (in Shares)							16,748
Shares for debt							$ 839,896	839,896
Shares for debt (in Shares)							370,457
Warrants issued (in Shares)	1,249,984
Warrants expired	$ (10,009)	10,009
Warrants expired (in Shares)	(32)
Share-based payments		892,057						892,057
Exercise of RSUs		(1,566,720)					$ 1,458,141	(108,579)
Exercise of RSUs (in Shares)							44,415
Comprehensive loss for the period			(193,265)	122,998	(13,560,299)			(13,630,566)
Balance at Mar. 31, 2026		$ 34,741,158	$ (2,015,125)	$ 214,531	$ (211,846,469)	$ 152,247	$ 177,333,759	$ (1,419,899)
Balance (in Shares) at Mar. 31, 2026	1,249,984					42	5,855,690